INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES - Narrative (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin of insurance contracts under fair value approach	S/ 645.6
General Model
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are liabilities	10,507.1	S/ 9,536.8
Variable Fee Approach
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are liabilities	S/ 1,150.6	S/ 1,039.0